NOTE PAYABLE (Narrative) (Details) - Unaffiliated party promissory note agreement [Member]	1 Months Ended
Nov. 30, 2016 USD ($)
Unsecured debt promissory note	$ 500,000
Interest rate	25.00%
Maturity Date	Nov. 30, 2017